CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Net income	$ 16,518	99,998	83,309	56,573
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,633	9,887	8,258	6,483
Depreciation and amortization of property and equipment	4,229	25,599	25,377	23,900
Amortization of land use rights	100	608	608	608
Amortization of acquired intangible assets	509	3,083	3,903	4,171
Intangible assets impairment			5,901
Investment loss (income)	(82)	(497)	(1,460)	201
Amortization of debt discount	715	4,329
Gain on disposal of subsidiaries			(2,197)
Loss (gain) from equity method investments	(35)	(212)	219
Provision for account receivables	43	261	340	0
Loss from disposal of property and equipment	10	59	1,611	234
Foreign exchange loss	451	2,728
Changes in assets and liabilities:
Accounts receivable	1,337	8,095	(3,779)	3,613
Inventories				358
Prepaid expenses and other current assets	135	814	532	7,458
Amounts due from related parties	(6,913)	(41,850)	(64,325)	8,646
Rental deposits	(11)	(66)	716	(1,277)
Accounts payable	33	197	162	(2,013)
Deferred revenues	684	4,143	7,438	21,858
Accrued expenses and other current liabilities	3,936	23,830	20,851	8,700
Amounts due to related parties	1,487	9,000	22,468	(19,717)
Income taxes payable	2,291	13,871	(2,154)	6,836
Other taxes payable	1,480	8,960	5,324	1,462
Deferred income taxes	(1,568)	(9,493)	6,488	(6,034)
Unrecognized tax benefit	343	2,078	2,706	2,398
Net cash provided by operating activities	27,325	165,422	122,296	124,458
Cash flows from investing activities:
Purchase of property and equipment	(2,621)	(15,868)	(12,407)	(20,788)
Proceeds from disposal of subsidiaries, net of cash disposed			5,026
Deposits paid for acquisition of property and equipment				(18,863)
Purchase of term deposits	(98,758)	(597,850)	(526,347)	(341,963)
Maturity of term deposits	91,305	552,736	532,482	364,300
Purchase of exclusive partnership with universities			(980)	(1,960)
Purchase of short-term investments			(12,571)	(19,556)
Purchase of long-term investments			(1,020)
Proceeds from disposal of property and equipment	34	206	89	275
Proceeds from sale of short-term investments	1,294	7,832	26,187	16,306
Proceeds from disposal of exclusive partnership with universities			315
Proceeds from disposal of equity method investment	1,322	8,000
Net cash (used in) provided by investing activities	(7,424)	(44,944)	10,774	(22,249)
Cash flows from financing activities:
Payment of deferred consideration for purchase of property and equipment				(1,479)
Cash dividends paid to noncontrolling shareholders	(2,863)	(17,333)	(21,441)	(13,510)
Capital contribution by noncontrolling shareholders				2,960
Repurchase and cancellation of ordinary shares	(47,178)	(285,603)	(4,574)	(7,437)
Proceeds from exercise of share options	1,835	11,108	5,068	598
Financing costs related to loans	(1,414)	(8,557)
Proceeds from borrowings of short-term debt	11,301	68,410
Proceeds from borrowings of long-term debt	62,815	380,261
Repayment of borrowings of short-term debt	(10,455)	(63,290)
Repayment of borrowings of long-term debt	(26,389)	(159,750)
Prepayment for shares repurchases				(168)
Net cash used in financing activities	(12,348)	(74,754)	(20,947)	(19,036)
Effect of exchange rate changes	33	198	53	80
Net increase in cash and cash equivalents	7,586	45,922	112,176	83,253
Cash and cash equivalents, beginning of year	63,750	385,922	273,746	190,493
Cash and cash equivalents, end of year	71,336	431,844	385,922	273,746
Supplemental disclosure of cash flow information
Income taxes paid	3,524	21,333	19,387	13,844
Interest paid	$ 1,381	8,360